SUPPLEMENT DATED NOVEMBER 17, 2011
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2011

1.)           Effective November 18, 2011, page 10 of the Prospectus is revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Columbia Emerging Markets Bond Fund	A*	Columbia Emerging Markets Bond Fund	Columbia Management Advisors LLC
Columbia Emerging Markets Bond Fund	Z	Columbia Emerging Markets Bond Fund	Columbia Management Advisors LLC
Columbia MultiAdvisor Small Cap Value	A*	Columbia MultiAdvisor Small Cap Value	Columbia Management Advisors LLC
Columbia MultiAdvisor Small Cap Value	Z	Columbia MultiAdvisor Small Cap Value	Columbia Management Advisors LLC
Columbia Seligman Communications & Information	A*	Columbia Seligman Communications & Information	Columbia Management Advisors LLC
Columbia Seligman Communications & Information	Z	Columbia Seligman Communications & Information	Columbia Management Advisors LLC
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

2.)           Effective November 18, 2011, page 11 of the Prospectus s revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Fidelity Advisor Freedom 2055	A*	Fidelity® Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2055	T	Fidelity® Advisor Funds	Strategic Advisers, Inc.
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

3.)	Effective November 18, 2011, page 12 of the Prospectus is revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Henssler Equity	Institutional	The Henssler Funds, Inc.	Henssler Asset Management LLC
1.) Please refer to the Fund prospectus for a description of the class designation.

4.)           Effective November 18, 2011, page 16 of the Prospectus is revised to add the following language:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Russell 2055 LifePoints® Strategy	R1	LifePoints® funds Target Date Series	Russell Investment Management Co.
Russell 2055 LifePoints® Strategy	R3	LifePoints® funds Target Date Series	Russell Investment Management Co.
Russell Commodity Strategies	S	LifePoints® funds Target Date Series	Russell Investment Management Co.
Russell Global Opportunistic Credit Fund	S	LifePoints® funds Target Date Series	Russell Investment Management Co.
Russell Global Infrastructure	S	LifePoints® funds Target Date Series	Russell Investment Management Co.

5.)	Effective November 18, 2011, page 89 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Columbia Emerging Markets Bond Fund – Class A* & Class Z	Seeks high total return.
Columbia MultiAdvisor Small Cap Value – Class A* & Class Z	Seeks long-term capital appreciation.
Columbia Seligman Communications & Information – Class A* & Class Z	Seeks capital gain.
Fidelity Advisor Freedom 2055 – Class A* & Class T	Seeks high total return.
* Load Waived

6.)	Effective November 18, 2011, page 90 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Henssler Equity - Institutional	Seeks growth of capital.

7.)	Effective November 18, 2011, page 92 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Russell 2055 LifePoints® Strategy – Class R1 & R3	Seeks capital growth & income.
Russell Commodity Strategies – Class S	Seeks to long-term total return.
Russell Global Opportunistic Credit Fund – Class S	Seeks total return.
Russell Global Infrastructure – Class S	Seeks long-term growth of capital and current income.

8.)	Effective December 16, 2011, due to a name change, any reference to Allianz NFJ Renaissance will be changed to Allianz NFJ Mid Cap Value.

9.)	Effective December 16, 2011, due to a name change, any reference to Russell US Small & Mid Cap will be changed to Russell Small Cap Equity.

10.)
Due to a reorganization by Invesco, any reference to Invesco Basic Value Fund, Class A Load Waived and Retirement Class has been changed to the Invesco Van Kampen Value Opportunities Fund, Class A Load Waived and Retirement Class.

11.)
Due to a reorganization by Invesco, any reference to Invesco Financial Services Fund, Class A Load Waived and Investor Class has been changed to the Invesco Diversified Dividend Fund, Class A Load Waived and Investor Class .

This supplement should be retained with the Prospectus for future reference.